BORROWINGS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Borrowings due within one year	$ (153)	$ (6)
Long-term borrowings, net of current portion	1,445	1,598
Long-term Debt Issuance [Abstract]
Debt Instrument, Issuance Date		2010/12/10
Proceeds from borrowings	0	496	248
Repayment of outstanding long-term debt		500
Fair Value of Borrowings [Abstract]
Long-term Borrowings, Recorded Amount	1,445	1,598
Long-term Borrowings, Fair Value	1,656	1,688
Credit Facility [Member]
Credit Facilities [Abstract]
Credit Facility, Description	In December 2011, the Company entered into a $750 million revolving credit agreement (the "Credit Facility") expiring December 2016. The Credit Facility replaces, and has terms substantially similar to, the $700 million revolving credit agreement entered into in April 2006 (the "Prior Credit Facility") which was terminated concurrently with the entry into the Credit Facility. Borrowings under the Credit Facility are subject to interest at varying spreads above quoted market rates and a commitment fee is paid on the total unused commitment. In addition, the Credit Facility contains a number of customary covenants and events of default, including the maintenance of certain financial ratios. The Company was in compliance with all such covenants for all periods presented. At December 31, 2011, the Company had no outstanding borrowings under the Credit Facility, and at December 31, 2010, the Company had no outstanding borrowings under the Prior Credit Facility.
Credit Facility, Borrowing Capacity	750	700
Credit Facility, Expiration	2016
Credit Facility Covenant Compliance	The Company was in compliance with all such covenants for all periods presented.
A/R Facility [Member]
Credit Facilities [Abstract]
Credit Facility, Description	At December 31, 2011, the Company also had a $200 million line of credit under its annually renewable accounts receivable securitization agreement ("A/R Facility"). The A/R Facility was renewed in July 2011. Borrowings under the A/R Facility are subject to interest rates based on a spread over the lender's borrowing costs, and the Company pays a fee to maintain availability of the A/R Facility. In addition, the A/R Facility contains a number of customary covenants and events of default, as well as the requirement to maintain compliance with certain financial ratios. The Company was in compliance with all such covenants for all periods presented. At December 31, 2011 and December 31, 2010, the Company had no outstanding borrowings under the A/R Facility. Refer to Note 14, "Commitments", for further details regarding the A/R Facility.
Credit Facility, Borrowing Capacity	200
7% notes due 2012 [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	7.00%
Maturity Date	2012
Long-term Debt	147	151
3% debentures due 2015 [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	3.00%
Maturity Date	2015
Long-term Debt	250	250
6.30% notes due 2018 [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	6.30%
Maturity Date	2018
Long-term Debt	176	178
5.5% notes due 2019 [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	5.50%
Maturity Date	2019
Long-term Debt	250	250
4.5% debentures due 2021 [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	4.50%
Maturity Date	2021
Long-term Debt	250	250
7 1/4% debentures due 2024 [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	7.25%
Maturity Date	2024
Long-term Debt	243	243
7 5/8% debentures due 2024 [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	7.625%
Maturity Date	2024
Long-term Debt	54	54
7.60% debentures due 2027 [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	7.60%
Maturity Date	2027
Long-term Debt	222	222
Credit Facility Borrowings [Member]
Debt Instrument [Line Items]
Long-term Debt	0	0
Other debt [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 6	$ 6